EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Summary Prospectus dated January 1, 2014

The following change is effective November 3, 2014:

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Stephen Ma, Head of Greater China Equities and Senior Portfolio Manager of BMO GAM (Asia), has managed the Fund since 2014.

May Ling Wee, Portfolio Manager of BMO GAM (Asia), has managed the Fund since 2013.

October 29, 2014	16710 10.29.14

EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Prospectus dated January 1, 2014

The following changes are effective November 3, 2014:

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Stephen Ma, Head of Greater China Equities and Senior Portfolio Manager of BMO GAM (Asia), has managed the Fund since 2014.

May Ling Wee, Portfolio Manager of BMO GAM (Asia), has managed the Fund since 2013.

2.  The following replaces the ninth paragraph in “Management.” under “Management and Organization”:

Stephen Ma and May Ling Wee act as co-portfolio managers of the Fund.  Mr. Ma has been employed by BMO GAM (Asia) since 2014 and is currently Head of Greater China Equities and a senior portfolio manager.  Prior to joining BMO GAM (Asia) in 2014, Mr. Ma was a portfolio manager with Fidelity Hong Kong (1997-2014).  Ms. Wee has been employed by BMO GAM (Asia) since 2004 and is currently a portfolio manager.

October 29, 2014	16711 10.29.14

EATON VANCE GREATER CHINA GROWTH FUND

Supplement to Statement of Additional Information dated January 1, 2014

The following changes are effective November 3, 2014:

1.  The following is added to the first paragraph and the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The following table shows, as of August 31, 2014, the number of accounts Mr. Ma managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen Ma(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1) As of August 31, 2014. Mr. Ma became a portfolio manager effective November 3, 2014.

2.  The following is added to the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Greater China Growth Fund	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Stephen Ma	None*	None**
* As of August 31, 2014. Mr. Ma became portfolio manager effective November 3, 2014
** As of December 31, 2013.

October 29, 2014